LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedule of Policyholder Account Balance
The following table summarizes balances and changes in the liability for future policy benefits for nonparticipating traditional and limited pay contracts as of December 31, 2022 and 2021.
Present Value of Expected Net Premiums

	December 31, 2022					December 31, 2021
	Term	Payout - Legacy	Payout - Non-Legacy	Group Pension	Health	Term	Payout - Legacy	Payout - Non-Legacy	Group Pension	Health
	(in millions)
Balance, beginning of year	$2,472	$—	$—	$—	$22	$2,476	$—	$—	$—	$35
Beginning balance at original discount rate	1,854	—	—	—	19	1,750	—	—	—	29
Effect of changes in cash flow assumptions	204	—	—	—	(10)	69	—	—	—	—
Effect of actual variances from expected experience	30	—	—	—	(16)	16	—	—	—	(8)
Adjusted beginning of year balance	2,088	—	—	—	(7)	1,835	—	—	—	21
Issuances	76	—	—	—	—	111	—	—	—	—
Interest accrual	97	—	—	—	—	92	—	—	—	1
Net premiums collected	(192)	—	—	—	1	(184)	—	—	—	(3)
Ending balance at original discount rate	2,069	—	—	—	(6)	1,854	—	—	—	19
Effect of changes in discount rate assumptions	21	—	—	—	—	618	—	—	—	3
Balance, end of year	$2,090	$—	$—	$—	$(6)	$2,472	$—	$—	$—	$22
Present Value of Expected Future Policy Benefits

	December 31, 2022					December 31, 2021
	Term	Payout - Legacy	Payout - Non-Legacy	Group Pension	Health	Term	Payout - Legacy	Payout - Non-Legacy	Group Pension	Health
	(Dollars in millions)

Balance, beginning of year	$4,274	$2,547	$1,114	$683	$2,092	$4,450	$2,250	$1,158	$780	$2,334
Beginning balance of original discount rate	3,225	2,400	883	632	1,915	3,165	1,993	883	686	2,028
Effect of changes in cash flow assumptions	221	(2)	(2)	—	(5)	69	4	34	(2)	—
Effect of actual variances from expected experience	30	(3)	(1)	1	(13)	11	9	(8)	1	(4)
Adjusted beginning of year balance	3,476	2,395	880	633	1,897	3,245	2,006	909	685	2,024
Issuances	83	758	23	—	—	117	490	26	—	—
Interest accrual	166	63	40	21	61	167	61	40	23	65
Benefits payments	(349)	(192)	(98)	(71)	(163)	(304)	(157)	(92)	(76)	(174)
Ending balance at original discount rate	3,376	3,024	845	583	1,795	3,225	2,400	883	632	1,915
Effect of changes in discount rate assumptions	73	(335)	(17)	(60)	(241)	1,049	147	231	51	177
Balance, end of year	$3,449	$2,689	$828	$523	$1,554	$4,274	$2,547	$1,114	$683	$2,092

Net liability for future policy benefits	$1,359	$2,689	$828	$523	$1,560	$1,802	$2,547	$1,114	$683	$2,070
Less: Reinsurance recoverable	(209)	(466)	—	1	(1,242)	(325)	(142)	—	—	(1,641)
Net liability for future policy benefits, after reinsurance recoverable	$1,150	$2,223	$828	$524	$318	$1,477	$2,405	$1,114	$683	$429
Weighted-average duration of liability for future policyholder benefits (years)	7.0	8.1	9.5	7.2	8.7	7.5	8.4	9.6	7.2	8.9
The following table summarizes the balances and changes in policyholders’ account balances for the years ended and as of December 31, 2022 and 2021:

	Universal Life	Variable Universal Life	GMxB Legacy	GMxB Core	SCS (1)	EQUI-VEST Individual	EQUI-VEST Group	Momentum
December 31, 2022	(Dollars in millions)
Balance, beginning of the year	$5,462	$4,193	$746	$99	$33,443	$2,784	$11,952	$705
Issuances	—	—	—	—	—	—	—	—
Premiums received	730	143	72	134	2	46	610	79
Policy charges	(789)	(210)	6	(19)	—	(1)	(5)	—
Surrenders and withdrawals	(86)	(12)	(72)	(30)	(2,452)	(225)	(995)	(148)
Benefit payments	(200)	(85)	(99)	(2)	(209)	(59)	(70)	(2)
Net transfers from (to) separate account	—	75	5	(146)	7,229	28	303	54
Interest credited (2)	224	149	30	6	(2,553)	79	251	15
Other	—	—	—	—	—	—	—	—
Balance, end of the year	$5,341	$4,253	$688	$42	$35,460	$2,652	$12,046	$703

Weighted-average crediting rate	3.62%	3.86%	1.80%	1.05%	1.12%	2.85%	3.00%	2.02%
Net amount at risk (3)	$37,555	$85,086	$22,631	$3,517	$92	$143	$138	$—
Cash surrender value	$3,483	$2,838	$980	$264	$31,856	$2,645	$11,961	$702
______________
(1)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(2)SCS and EQUI-VEST Group includes amounts related to the change in embedded derivative.
(3)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.

	Universal Life	Variable Universal Life	GMxB Legacy	GMxB Core	SCS (1)	EQUI-VEST Individual	EQUI-VEST Group	Momentum
December 31, 2021	(Dollars in millions)

Balance, beginning of the year	$5,564	$4,243	$815	$99	$25,654	$2,862	$11,665	$761
Issuances	—	—	—	—	—	—	—	—
Premiums received	787	154	58	144	1	55	602	83
Policy charges	(828)	(214)	—	(5)	—	(1)	(4)	(1)
Surrenders and withdrawals	(89)	(185)	(99)	(31)	(2,474)	(209)	(877)	(151)
Benefit payments	(202)	(69)	(77)	(1)	(187)	(63)	(73)	(2)
Net transfers from (to) separate account	—	102	18	(122)	6,692	58	310	—
Interest credited (2)	230	162	31	15	3,757	82	329	15
Other	—	—	—	—	—	—	—	—
AV Balance, December 31, 2021	$5,462	$4,193	$746	$99	$33,443	$2,784	$11,952	$705

Weighted-average crediting rate	3.56%	3.89%	1.82%	1.05%	1.14%	2.87%	2.37%	2.06%
Net amount at risk (3)	$40,138	$84,072	$15,901	$1,115	$—	$92	$7	$—
Cash surrender value	$3,529	$2,893	$1,048	$301	$31,488	$2,776	$11,878	$704
______________
(1)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(2)SCS and EQUI-VEST Group includes amounts related to the change in embedded derivative.
(3)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.
The following table reconciles the policyholders account balances to the policyholders’ account balance liability in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Policyholders’ account balance reconciliation
UL	$5,341	$5,462
VUL	4,253	4,193
GMxB Legacy	688	746
GMxB Core	42	98
EQUI-VEST Individual	2,652	2,784
SCS	35,460	33,443
EQUI-VEST Group	12,046	11,951
Momentum	703	705
Other	2,916	2,736
Balance (exclusive of Funding Agreements)	64,101	62,118
Funding Agreements	15,641	13,354
Balance, end of year	$79,742	$75,472
______________
(1)Primarily reflects products, IR Payout, IR Other, Investment Edge, Association, Indexed Universal Life, Group Pension and Closed Block.
The following table presents the balances of and changes in separate account liabilities for the years ended and as of December 31, 2022 and 2021.

December 31, 2022	VUL	GMxB Legacy	GMxB Core	EQUI-VEST Individual	Investment Edge	EQUI-VEST Group	Momentum
	(in millions)
Balance, beginning of year	$14,574	$44,912	$34,973	$5,584	$4,287	$27,509	$4,975
Premiums and deposits	757	240	943	124	1,002	2,104	668
Policy charges	(423)	(682)	(482)	(2)	(1)	(17)	(20)
Surrenders and withdrawals	(380)	(2,824)	(2,303)	(328)	(327)	(1,359)	(753)
Benefit payments	(102)	(702)	(215)	(52)	(34)	(60)	(14)
Investment performance (1)	(2,816)	(8,323)	(6,045)	(1,136)	(733)	(5,481)	(918)
Net transfers from (to) general account	(75)	(5)	146	(28)	(422)	(303)	(54)
Balance, end of year	$11,535	$32,616	$27,017	$4,162	$3,772	$22,393	$3,884

Cash surrender value	$11,555	$32,320	$26,195	$4,129	$3,679	$22,163	$3,879
_______________
(1)    Investment performance is reflected net of M&E fees.

December 31, 2021	VUL	GMxB Legacy	GMxB Core	EQUI-VEST Individual	Investment Edge	EQUI-VEST Group	Momentum
	(in millions)
Balance, beginning of year	$12,718	$43,747	$33,754	$5,051	$3,245	$23,530	$4,424
Premiums and deposits	732	225	1,494	158	1,048	2,014	788
Policy charges	(401)	(705)	(490)	(5)	(1)	(16)	(22)
Surrenders and withdrawals	(419)	(3,610)	(3,249)	(421)	(256)	(1,605)	(892)
Benefit payments	(183)	(818)	(223)	(55)	(24)	(63)	(12)
Investment performance (1)	2,229	6,091	3,565	859	407	4,014	689
Net transfers from (to) general account	(102)	(18)	122	(58)	(132)	(310)	—
Other charges (2)	—	—	—	55	—	(55)	—
Balance, end of year	$14,574	$44,912	$34,973	$5,584	$4,287	$27,509	$4,975

Cash surrender value	$14,549	$44,603	$34,041	$5,547	$4,199	$27,265	$4,968
_____________
(1)    Investment performance is reflected net of M&E fees.
(2)    EQUI-VEST Group and EQUI-VEST Individual reflects AV transfer of GMxB closed block business from Employee Sponsored and Individual Annuity products..
The following table reconciles the separate account liabilities to the separate account liability balance in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Separate Account Reconciliation
VUL	$11,535	$14,573
GMxB Legacy	32,616	44,912
GMxB Core	27,017	34,973
EQUI-VEST Individual	4,162	5,584
Investment Edge	3,772	4,287
EQUI-VEST Group	22,393	27,509
Momentum	3,884	4,975
Other (1)	6,100	7,099
Total	$111,479	$143,912
______________
(1)Primarily reflects Corp and Other products and Employer Sponsored products including Association and Other.
Policyholder Account Balance And Liability For Unpaid Claims And Claims Adjustment Expense	The following table reconciles the net liability for future policy benefits and liability of death benefits to the liability for future policy benefits in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Reconciliation
Term	$1,359	$1,802
Individual Retirement - Payout	828	1,114
Legacy - Payout	2,689	2,547
Group Pension - Benefit Reserve & DPL	523	683
Health	1,560	2,070
Universal Life - additional liability for death benefits	1,119	1,082
Subtotal	8,078	9,298
Whole Life Closed Block and Open Block products	5,687	5,911
Other (1)	608	1,432
Future policyholder benefits total	14,373	16,641
Other policyholder funds and dividends payable	1,562	1,467
Total	$15,935	$18,108

(1)Primarily consists of Future policy benefits related to Assumed Life and DI, GRP Life Run off, VISL rider and Major Med products.

Schedule of Liability for Future Policy Benefits, Undiscounted and Discounted Expected Gross Premiums and Expected Future Benefits and Expenses	The following table provides the amount of undiscounted and discounted expected gross premiums and expected future benefits and expenses related to nonparticipating traditional and limited payment contracts as of December 31, 2022 and 2021:

	December 31,
	2022	2021
	(in millions)
Term
Expected future benefit payments and expenses (undiscounted)	$6,002	$5,823
Expected future gross premiums (undiscounted)	7,245	7,198
Expected future benefit payments and expenses (discounted)	3,449	4,274
Expected future gross premiums (discounted)	3,883	5,074

Payout - Legacy
Expected future benefit payments and expenses (undiscounted)	3,947	3,066
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted)	2,607	2,471
Expected future gross premiums (discounted)	—	—

Payout - Non-Legacy
Expected future benefit payments and expenses (undiscounted)	1,460	1,538
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted)	801	1,089
Expected future gross premiums (discounted)	—	—

Group Pension
Expected future benefit payments and expenses (undiscounted)	730	797
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted)	563	662
Expected future gross premiums (discounted)	—	—

Health
Expected future benefit payments and expenses (undiscounted)	2,510	2,687
Expected future gross premiums (undiscounted)	99	120
Expected future benefit payments and expenses (discounted)	1,533	2,052
Expected future gross premiums (discounted)	$78	$108

Schedule of Liability for Future Policy Benefits, Revenue and Interest Accretion
The tables below summarizes the revenue and interest related to nonparticipating traditional and limited payment contracts for the year ended December 31, 2022 and 2021:

	Gross Premium		Interest Accretion
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Revenue and Interest Accretion
Term	$229	$239	$70	$75
Payout Legacy	101	106	63	$60
Payout Non-Legacy	21	19	40	40
Group Pension	—	—	21	23
Health	9	10	61	64
Total	$360	$374	$255	$262

Schedule of Liability for Future Policy Benefits, Weighted Average Interest Rates
The following table provides the weighted average interest rates for the liability for future policy benefits as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Weighted Average Interest Rate
Term Life
Interest accretion rate	5.7%	5.8%
Current discount rate	5.1%	2.4%
Legacy (Payout)
Interest accretion rate	3.4%	3.1%
Current discount rate	5.0%	2.3%
Individual Retirement (Payout)
Interest accretion rate	4.9%	4.9%
Current discount rate	5.2%	2.6%
Group Pension
Interest accretion rate	3.4%	3.4%
Current discount rate	5.1%	2.3%
Health
Interest accretion rate	3.3%	3.3%
Current discount rate	5.2%	2.5%

Balances of and Changes in Additional Liabilities Related to Insurance Guarantees
The following table provides the balance, changes in and the weighted average durations of the additional insurance liabilities for the years ended December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	Universal Life	Universal Life
	(Dollars in millions)
Balance, beginning of year	$1,082	$1,013
Beginning balance before AOCI adjustments	1,076	1,005
Effect of changes in interest rate and cash flow assumptions and model changes	8	(4)
Effect of actual variances from expected	25	8
Adjusted BOP Balance	1,109	1,009
Interest accrual	49	45
Net assessments collected	68	85
Benefit payments	(91)	(63)
Ending balance before shadow reserve adjustments	1,135	1,076
Effect of reserve adjustment recorded in AOCI	(15)	6
Balance, end of period	1,120	1,082

Net liability for future policy benefits (1)	1,120	1,082
Less: Reinsurance recoverable	(562)	(547)
Net liability for additional liability, after reinsurance recoverable	$558	$535

Weighted-average duration of additional liability - death benefit (years)	22.0	23.2

The following table provides the revenue, interest and weighted average interest rates, related to the additional insurance liabilities for the years ended and as of December 31, 2022 and 2021.

	Assessments		Interest Accretion
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Revenue and Interest Accretion
Universal Life	$666	$850	$49	$45
Total	$666	$850	$49	$45

	December 31,
	2022	2021
Weighted Average Interest Rate
Universal Life	4.5%	4.5%
Interest accretion rate	4.5%	4.5%